TAXATION - Disclosure of Movements in Current Tax Assets and Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Assets	£ 490	£ 478
Beginning balance	490	478
Income statement charge (including discontinued operations)	(158)	(460)	£ (445)
Other comprehensive income charge	(47)	(70)
Corporate income tax paid	240	537
Other movements	(19)	5
Ending balance	506	490	478
Assets	£ 506	£ 490	£ 478